RELATED PARTY TRANSACTIONS - Promissory note-related party (Details) - Sponsor - Promissory Note with Related Party - USD ($)	Oct. 12, 2021	Apr. 18, 2024	Mar. 11, 2021
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note		$ 3,500,000	$ 300,000
Proceeds from IPO promissory notes	$ 250,000